SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Vessel age considered for recycling		20 years
Depreciation		$ 165,170	$ 165,205
Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 59,000
Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period		25 years
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period		25 years
Vessels and equipment | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period	20 years
Minimum | Dry-docking
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period		2 years 6 months
Age of vessel		15 years
Dry-docking Interval		2 years 6 months
Maximum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period		5 years
Maximum | Dry-docking
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period		5 years
Age of vessel		15 years
Dry-docking Interval		5 years